As filed with the Securities and Exchange Commission on September 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.30%
	Aerospace & Defense - 4.03%
670	KBR, Inc.	$19,095
620	Northrop Grumman Corp.	41,782
		60,877
	Air Freight & Logistics - 2.45%
470	FedEx Corp.	37,055
	Biotechnology - 1.24%
300	Amgen Inc. (a)	18,789
	Chemicals - 4.17%
410	Agrium Inc. (b)	36,080
450	Eastman Chemical Co.	26,982
		63,062
	Commercial Banks - 4.81%
1,350	Bank of America Corp.	44,415
2,680	KeyCorp	28,274
		72,689
	Construction & Engineering - 1.02%
190	Fluor Corp.	15,457
	Diversified Financial Services - 6.45%
3,540	Citigroup Inc.	66,163
770	JPMorgan Chase & Co.	31,285
		97,448
	Electric Utilities - 3.42%
460	Exelon Corp.	36,165
240	FPL Group, Inc.	15,487
		51,652
	Electronic Equipment & Instruments - 1.14%
520	Tyco Electronics Ltd.	17,233
	Energy Equipment & Services - 1.34%
1,700	Global Industries, Ltd. (a)	20,298
	Food Products - 2.13%
690	ConAgra Foods, Inc.	14,959
1,160	Tyson Foods, Inc. - Class A	17,284
		32,243
	Health Care Providers & Services - 2.21%
5,780	Tenet Healthcare Corp. (a)	33,466
	Home Improvement Stores - 2.95%
1,870	Home Depot, Inc.	44,562
	Insurance - 10.78%
2,460	American International Group, Inc.	64,083
3,500	Conseco, Inc. (a)	29,330
1,120	Genworth Financial Inc. - Class A	17,886
2,890	XL Capital Ltd - Class A	51,702
		163,001
	Internet & Catalog Retail - 1.80%
1,080	eBay Inc. (a)	27,184
	IT Services - 4.48%
2,730	Electronic Data Systems Corp.	67,731
	Land Subdividers & Developers, Except Cemeteries - 4.02%
3,080	MI Developments, Inc. - Class A	60,738
	Machinery - 3.71%
420	Flowserve Corp.	56,003
	Media - 3.32%
9,140	Idearc Inc.	11,973
4,350	Interpublic Group of Companies, Inc. (a)	38,237
		50,210
	Metals & Mining - 1.07%
480	Alcoa Inc.	16,200
	Oil & Gas - 3.98%
850	Royal Dutch Shell PLC - ADR	60,172
	Pharmaceuticals - 6.66%
2,330	Pfizer, Inc.	43,501
980	Schering-Plough Corp.	20,658
1,260	Watson Pharmaceuticals, Inc. (a)	36,427
		100,586
	Residential Construction - 5.04%
1,150	Centex Corp.	16,882
5,410	Lennar Corp. - Class B	59,239
		76,121
	Software - 11.96%
4,600	CA Inc.	109,756
2,760	Microsoft Corp.	70,987
		180,743
	Thrifts & Mortgage Finance - 3.12%
2,140	Fannie Mae	24,610
2,760	Freddie Mac	22,549
		47,159
	TOTAL COMMON STOCKS (Cost $1,935,148)	1,470,679

	SHORT-TERM INVESTMENTS - 3.39%
25,636	SEI Daily Income Treasury Fund	25,636
25,635	SEI Daily Income Trust Government Fund	25,635
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,271)	51,271

	Total Investments in Securities (Cost $1,986,419) - 100.69%	1,521,950
	Liabilities in Excess of Other Assets - (0.69)%	(10,431)
	NET ASSETS - 100.00%	$1,511,519

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows**:

Cost of investments	$1,986,419

Gross unrealized appreciation	$72,815
Gross unrealized depreciation	(537,284)
Net unrealized depreciation	$(464,469)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.61%
	Air Freight & Logistics - 1.92%
3,000	Livingston International Income Fund (d)	$38,381
	Auto Components - 1.61%
3,730	Miller Industries, Inc. (a)	32,078
	Chemicals - 2.74%
300	CF Industries Holdings, Inc.	49,038
100	Intrepid Potash, Inc. (a)	5,530
		54,568
	Commercial Services & Supplies - 3.26%
2,520	IKON Office Solutions, Inc.	36,036
1,570	Kelly Services, Inc. - Class A	28,904
		64,940
	Computers & Peripherals - 1.58%
3,150	STEC Inc. (a)	31,500
	Construction & Engineering - 4.92%
5,900	Argan, Inc. (a)	98,235
	Consumer Finance - 1.58%
2,930	Nelnet, Inc. - Class A	31,585
	Containers & Packaging - 1.19%
2,770	UFP Technologies, Inc. (a)	23,656
	Electric Utilities - 1.30%
1,100	Portland General Electric Company	25,839
	Energy Equipment & Services - 1.53%
2,550	Global Industries, Ltd. (a)	30,447
	Food Products - 6.04%
1,000	Imperial Sugar Company	13,980
11,112	Overhill Farms, Inc. (a)	106,453
		120,433
	Health Care Providers & Services - 2.98%
10,270	Tenet Healthcare Corp. (a)	59,463
	Hotels, Restaurants & Leisure - 6.34%
9,090	Boston Pizza Royalties Income Fund (d)	104,665
1,690	Famous Dave's of America, Inc. (a)	14,348
4,780	Trump Entertainment Resorts, Inc. (a)	7,409
		126,422
	Insurance - 6.65%
4,760	Conseco, Inc. (a)	39,889
12,540	CRM Holdings, Ltd. (a)	42,636
2,800	XL Capital Ltd - Class A	50,092
		132,617
	Internet Software & Services - 3.53%
2,110	Bidz.com, Inc. (a)	19,307
25,513	LiveDeal, Inc. (a) (c)	51,026
		70,333
	IT Services - 6.65%
7,920	BearingPoint, Inc. (a)	6,969
19,319	infoGROUP, Inc.	98,913
7,240	Unisys Corp. (a)	26,716
		132,598
	Land Subdividers & Developers, Except Cemeteries - 4.96%
5,020	MI Developments, Inc. - Class A	98,994
	Machinery - 4.72%
3,700	Armtec Infrastructure Trust Unit (d)	89,396
172	Colfax Corp. (a)	4,694
		94,090
	Marketing Services - 1.07%
2,430	Valassis Communications, Inc. (a)	21,433
	Media - 1.76%
10,100	Idearc Inc.	13,231
16,800	Westwood One, Inc. (a)	21,840
		35,071
	Metals & Mining - 1.18%
1,160	A. M. Castle & Co.	23,478

	Miscellaneous Industrial - 2.40%
4,770	Griffon Corp. (a)	47,939

	Paper & Forest Products - 2.96%
7,724	Kapstone Paper and Packaging Corp. (a)	59,089
	Pharmaceuticals - 3.35%
2,310	Watson Pharmaceuticals, Inc. (a)	66,782
	Radio & Television Broadcasting & Communications Equipment - 0.99%
5,460	ClearOne Communications Inc. (a)	19,765
	Real Estate - 7.75%
14,620	CapLease, Inc.	114,328
2,800	Lexington Realty Trust	40,320
		154,648
	Residential Construction - 2.25%
4,100	Lennar Corp. - Class B	44,895
	Semiconductor & Semiconductor Equipment - 1.35%
11,730	Spansion Inc. - Class A (a)	26,862
	Specialty Retail - 2.62%
2,470	Rent-A-Center, Inc. (a)	52,364
	Textiles, Apparel & Luxury Goods - 5.46%
15,670	Crown Crafts, Inc. (a) (c)	56,412
2,720	Hampshire Group, Ltd. (a) (c)	16,320
1,610	Steven Madden, Ltd. (a)	36,209
		108,941
	TOTAL COMMON STOCKS (Cost $2,222,510)	1,927,446

	SHORT-TERM INVESTMENTS - 3.83%
38,158	SEI Daily Income Treasury Fund	38,158
38,159	SEI Daily Income Trust Government Fund	38,159
	TOTAL SHORT-TERM INVESTMENTS (Cost $76,317)	76,317

	Total Investments in Securities (Cost $2,298,827) - 100.44%	2,003,763
	Liabilities in Excess of Other Assets - (0.44%)	(8,786)
	NET ASSETS - 100.00%	$1,994,977

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Security considered illiquid. As of July 31, 2008, the value of these investments were $123,758 or 6.20% of net assets:
		Dates
Security	Shares	Acquired	Cost Basis
Crown Crafts, Inc.	15,670	6/07-6/08	$59,760
Hampshire Group, Ltd.	2,720	6/07-10/07	42,532
LiveDeal, Inc.	25,513	6/07-7/08	116,259

(d) Canadian dollar denominated security.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows**:

Cost of investments	$2,298,948

Gross unrealized appreciation	$201,577
Gross unrealized depreciation	(496,762)
Net unrealized depreciation	$(295,185)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/ Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/16/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     9/16/2008

* Print the name and title of each signing officer under his or her signature.